Summary of Significant Accounting Policies - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Nov. 30, 2018	Nov. 30, 2017	Nov. 30, 2016
Accounting Policies [Abstract]
Fees, taxes, and charges	$ 615	$ 579	$ 540
Selling expenses	$ 673	$ 645	$ 630